Lease Contracts	6 Months Ended
Jun. 30, 2019
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Lease Contracts

Note 14: Lease contracts

Analysis of right-of-use assets by category of underlying property as of June 30, 2019 are broken down as follows:

(thousands of euros)	Real estate	Other assets	Total
At December 31, 2018	—	—	—
First application of IFRS 16	23,462	330	23,792
Addition of assets	—	—	—
Amortization expense	(1,624)	(57)	(1,681)
Translation adjustments and other	(52)	—	(52)

At June 30, 2019	21,787	273	22,060

Analysis of maturities of lease liabilities as of June 30, 2019 are broken down as follows:

(thousands of euros)	6/30/2019
Less than one year	3,162
One to five years	13,773
More than five years	7,265

Total	24,200

As of June 30, 2019, the interest expense on lease liabilities amounted €521 thousand.